Promissory Notes (Tables)	6 Months Ended
Sep. 30, 2024
Psyence Group Inc
Promissory Notes
Schedule of key inputs used in calculating fair value

Inputs
Share price	$7.50
Note principal amount	$1,037,960
Original issuance price	$37.50
Original shares issued	27,679
Discount rate shares	4.69%
Volatility annual	170%
Volatility daily	10.71%
Risk free annual	4.69%

NCAC Sponsor
Promissory Notes
Schedule of key inputs used in calculating fair value

Inputs
Share price	$7.50
Note principal amount	$1,615,501
Original issuance price	$37.50
Original shares issued	43,080
Discount rate shares	4.69%
Volatility annual	170%
Volatility daily	10.71%
Risk free annual	4.69%